Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Leisure Portfolio

November 30, 2020

LEI-QTLY-0121
1.810675.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Beverages - 0.6%
Soft Drinks - 0.6%
The Coca-Cola Co.	65,000	$3,354,000
Diversified Consumer Services - 3.0%
Education Services - 3.0%
Bright Horizons Family Solutions, Inc. (a)	92,800	15,786,208
Entertainment - 3.3%
Movies & Entertainment - 3.3%
Live Nation Entertainment, Inc. (a)	186,900	12,269,985
The Walt Disney Co.	37,500	5,550,375
		17,820,360
Food & Staples Retailing - 1.7%
Food Retail - 1.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	170,100	5,649,044
Hypermarkets & Super Centers - 0.6%
Costco Wholesale Corp.	8,500	3,330,045

TOTAL FOOD & STAPLES RETAILING		8,979,089

Hotels, Restaurants & Leisure - 86.2%
Casinos & Gaming - 12.4%
Aristocrat Leisure Ltd.	175,277	4,124,906
Boyd Gaming Corp.	16,500	635,085
Caesars Entertainment, Inc. (a)	242,200	16,498,664
Churchill Downs, Inc.	60,700	10,921,144
Evolution Gaming Group AB (b)	18,300	1,557,095
Galaxy Entertainment Group Ltd.	283,000	2,147,344
MGM Mirage, Inc.	624,900	17,653,425
Penn National Gaming, Inc. (a)	183,309	12,831,630
		66,369,293
Hotels, Resorts & Cruise Lines - 17.9%
Extended Stay America, Inc. unit	460,900	6,318,939
Hilton Worldwide Holdings, Inc.	249,097	25,813,922
Marriott International, Inc. Class A	381,493	48,400,017
Marriott Vacations Worldwide Corp.	57,800	7,359,674
Royal Caribbean Cruises Ltd. (c)	101,890	8,029,951
		95,922,503
Leisure Facilities - 4.4%
Planet Fitness, Inc. (a)	107,300	7,827,535
Vail Resorts, Inc.	56,500	15,584,960
		23,412,495
Restaurants - 51.5%
Chipotle Mexican Grill, Inc. (a)	24,950	32,171,279
Domino's Pizza, Inc.	54,000	21,198,780
McDonald's Corp.	367,708	79,954,428
Noodles & Co. (a)	202,800	1,612,260
Restaurant Brands International, Inc.	275,800	15,717,223
Ruth's Hospitality Group, Inc.	88,800	1,382,616
Starbucks Corp.	989,700	97,010,393
Wendy's Co.	314,900	6,924,651
Wingstop, Inc.	66,500	8,466,115
Yum! Brands, Inc.	106,900	11,310,020
		275,747,765

TOTAL HOTELS, RESTAURANTS & LEISURE		461,452,056

Internet & Direct Marketing Retail - 2.2%
Internet & Direct Marketing Retail - 2.2%
Expedia, Inc.	59,700	7,432,053
The Booking Holdings, Inc. (a)	2,100	4,259,745
		11,691,798
IT Services - 1.0%
Data Processing & Outsourced Services - 1.0%
Amadeus IT Holding SA Class A	77,700	5,342,997
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
KE Holdings, Inc. ADR (a)	9,200	601,036
Textiles, Apparel & Luxury Goods - 1.4%
Apparel, Accessories & Luxury Goods - 1.4%
LVMH Moet Hennessy Louis Vuitton SE	12,900	7,409,706
TOTAL COMMON STOCKS
(Cost $307,452,801)		532,437,250

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.09% (d)	4,696,902	4,697,841
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	6,965,049	6,965,745
TOTAL MONEY MARKET FUNDS
(Cost $11,663,586)		11,663,586
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $319,116,387)		544,100,836
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(8,939,104)
NET ASSETS - 100%		$535,161,732

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,557,095 or 0.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,880
Fidelity Securities Lending Cash Central Fund	32,381
Total	$35,261

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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